Borrowings - Finance lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	£ 310	£ 313
Less: finance charges allocated to future periods	(40)	(42)
Minimum finance lease payments payable, at present value	270	271
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	65	64
Minimum finance lease payments payable, at present value	65	64
1 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	183	177
Minimum finance lease payments payable, at present value	156	144
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	62	72
Minimum finance lease payments payable, at present value	£ 49	£ 63